Revenue - Schedule of Disaggregation of Revenue by Service Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 91,332	$ 79,013	$ 179,457	$ 158,985	$ 327,274	$ 315,362
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	85,770	74,384	168,516	150,504	308,283	303,299
Aircraft Management Services | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	552	0	1,317	0	1,942	0
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	266	1,339	1,323	2,806	4,005	5,458
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	2,872	2,244	4,633	3,734	7,166	4,606
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,872	$ 1,046	$ 3,668	$ 1,941	$ 5,877	$ 1,999